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                              EQUITABLE LETTERHEAD



                                                       March 3, 2003


Filing Desk
United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC  20549


Attention:        Filing - Rule 497(j)


Re:      AXA Premier Funds Trust ("Trust")
         Registration Statement File Nos. 333-70752 and 811-10507
         --------------------------------------------------------


Dear Sir or Madam:


         Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 20, 2003.

         If you have any questions or comments on the enclosed, please do not hesitate to contact me at (212) 314-4235.


                                                       Very truly yours,


                                                       /s/
                                                       Judy Guhring
                                                       Senior Legal Assistant


Enclosures

cc:    Kirkpatrick & Lockhart LLP